Gain on Divestment of An Equity Investee (Details) $ in Thousands, ¥ in Millions			6 Months Ended
	Apr. 25, 2025 USD ($)	Apr. 25, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 director
Gain on Divestment of an Equity Investee
Proceeds received from divestment | $			$ 608,503
Shanghai Hutchison Pharmaceuticals Limited
Gain on Divestment of an Equity Investee
Divestment of ownership (as a percent)	45.00%		45.00%
Equity interest (as a percent)	50.00%		5.00%	5.00%
Proceeds received from divestment	$ 608,500	¥ 4,500	$ 608,503
Present Provision For Profit Guarantee Current Portion And Non Current Portion | $	$ 75,800
Number of directors the Group has the rights to nominate | director				1
Number of director | director				7
Shanghai Hutchison Pharmaceuticals Limited | Parent company of Co-Venturer
Gain on Divestment of an Equity Investee
Divestment of ownership (as a percent)	10.00%
Shanghai Hutchison Pharmaceuticals Limited | PE Buyers
Gain on Divestment of an Equity Investee
Divestment of ownership (as a percent)	35.00%
Guaranteed profit growth targets period	3 years	3 years
Capped compensation payment upon guaranteed profit growth targets	$ 103,500	¥ 696